Stock options - Additional Information (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 25, 2014	Jun. 24, 2010	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross			300	49
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value							$ 575
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Intrinsic Value							3
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value							$ 280
Stock or Unit Option Plan Expense			$ 747	$ 128	$ 844	$ 141
Description of Difference between Reported Amount and Reporting Currency Denominated Amount							exchange rate of $CAD/$USD 0.7881
UsDenominated [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number			1,378		1,378
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Number			1,228	1,228	1,228	1,228
US Dollar Denominated Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Plan Modification, Description and Terms							the Company modified the terms of certain options granted to executives and directors by extending the expiration date by 1 year.
Canadian Dollar Denominated Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Plan Modification, Description and Terms							Company modified the terms of certain options granted to executives and directors by extending the expiration date by a weighted average amount of 1.45 years.
Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	133
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares	66
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number	67
General and Administrative Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated Share-based Compensation Expense							$ 615	$ 97
General and Administrative Expense [Member] | Executives and Directors [Member] | US Dollar Denominated Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock or Unit Option Plan Expense							4
General and Administrative Expense [Member] | Executives and Directors [Member] | Canadian Dollar Denominated Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock or Unit Option Plan Expense							$ 347
Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issuable under Stock Option Plan		6,666
Percentage Of Total Number Of Share Issued and Outstanding		25.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value							$ 2.42	$ 1.37
Plan Maximum Amendment [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issuable under Stock Option Plan		3,410